Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Jun. 19, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 05, 2020	Sep. 30, 2020	Aug. 04, 2020
Related Party Transactions (Details) [Line Items]
Stock split reverse, description		Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.	Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Private placement warrants, description		the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.	the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.
Related party loans, description		the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.	the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
Secretarial administrative services		$ 15,000	$ 15,000
incurred related services		$ 45,000	$ 60,000
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Number of shares purchased by sponsor	7,187,500
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Aggregate price of common stock	$ 25,000
Common stock outstanding	5,750,000	5,000,000	5,000,000	5,000,000	5,000,000	5,750,000